Common and subordinated units (Details Textual) - shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 12, 2014
Common units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Partners Capital Account, Units	2,116,060	2,116,060	2,116,060	2,116,060
Subordinated units [Member]
Common And Subordinated Units [Line Items]
Partners Capital Account, Units	13,156,060	13,156,060	13,156,060	13,156,060